20. PROVISION FOR TAX, SOCIAL SECURITY, LABOR, CIVIL, ENVIRONMENTAL RISKS AND JUDICIAL DEPOSITS (Details 2) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019
ProvisionForTaxSocialSecurityLaborCivilEnvironmentalRisksAndJudicialDepositsLineItems [Line Items]
Legal matters with possible risk of loss		R$ 39,305,776	R$ 35,790,635
Assessment notice and imposition of fine (AIIM) / tax enforcement - income tax and social contribution - capital gain on sale of NAMISA's shares [member]
ProvisionForTaxSocialSecurityLaborCivilEnvironmentalRisksAndJudicialDepositsLineItems [Line Items]
Legal matters with possible risk of loss		12,694,021	12,412,964
Assessment notice and imposition of fine (AIIM) - income tax and social contribution - disallowance of deductions of goodwill generated in the reverse incorporation of big jump by NAMISA [member]
ProvisionForTaxSocialSecurityLaborCivilEnvironmentalRisksAndJudicialDepositsLineItems [Line Items]
Legal matters with possible risk of loss		3,930,093	3,867,663
Assessment notice and imposition of fine (AIIM) / tax enforcement - income tax and social contribution - disallowance of interest on prepayment arising from supply contracts of iron ore and port services [member]
ProvisionForTaxSocialSecurityLaborCivilEnvironmentalRisksAndJudicialDepositsLineItems [Line Items]
Legal matters with possible risk of loss		1,956,898	2,249,708
Assessment notice and imposition of fine (AIIM) - income tax and social contribution due to profits from foreign subsidiaries for years 2008, 2010, 2011, 2012 and 2014 [member]
ProvisionForTaxSocialSecurityLaborCivilEnvironmentalRisksAndJudicialDepositsLineItems [Line Items]
Legal matters with possible risk of loss		3,461,574	2,946,288
Tax foreclosures - ICMS - electricity credits [member]
ProvisionForTaxSocialSecurityLaborCivilEnvironmentalRisksAndJudicialDepositsLineItems [Line Items]
Legal matters with possible risk of loss		841,401	1,022,371
Offset of taxes that were not approved by the federal revenue service - IRPJ/CSLL, PIS/COFINS and IPI [member]
ProvisionForTaxSocialSecurityLaborCivilEnvironmentalRisksAndJudicialDepositsLineItems [Line Items]
Legal matters with possible risk of loss		1,845,379	1,100,564
Disallowance of the ICMS credits - transfer of iron ore [member]
ProvisionForTaxSocialSecurityLaborCivilEnvironmentalRisksAndJudicialDepositsLineItems [Line Items]
Legal matters with possible risk of loss		624,645	567,534
ICMS - refers to the transfer of imported raw material at an amount lower than the price disclosed in the import documentation [member]
ProvisionForTaxSocialSecurityLaborCivilEnvironmentalRisksAndJudicialDepositsLineItems [Line Items]
Legal matters with possible risk of loss		317,848	310,349
Disallowance of the tax loss and negative basis of social contribution arising from the adjustments in the SAPLI [member]
ProvisionForTaxSocialSecurityLaborCivilEnvironmentalRisksAndJudicialDepositsLineItems [Line Items]
Legal matters with possible risk of loss		583,478	538,268
Assessment notice- IRRF- capital gain of CFM vendors located abroad [member]
ProvisionForTaxSocialSecurityLaborCivilEnvironmentalRisksAndJudicialDepositsLineItems [Line Items]
Legal matters with possible risk of loss		260,326	254,850
CFEM - difference of understanding between CSN and DNPM on the calculation basis [member]
ProvisionForTaxSocialSecurityLaborCivilEnvironmentalRisksAndJudicialDepositsLineItems [Line Items]
Legal matters with possible risk of loss		1,051,661	1,020,266
Assessment notice- ICMS- questions about sales for incentive area [member]
ProvisionForTaxSocialSecurityLaborCivilEnvironmentalRisksAndJudicialDepositsLineItems [Line Items]
Legal matters with possible risk of loss		1,111,034	1,015,812
Other tax lawsuits (federal, state, and municipal) [member]
ProvisionForTaxSocialSecurityLaborCivilEnvironmentalRisksAndJudicialDepositsLineItems [Line Items]
Legal matters with possible risk of loss		3,886,976	4,478,014
Social security lawsuits [member]
ProvisionForTaxSocialSecurityLaborCivilEnvironmentalRisksAndJudicialDepositsLineItems [Line Items]
Legal matters with possible risk of loss		233,116	325,492
Action to discuss the balance of the construction contract - tebas [member]
ProvisionForTaxSocialSecurityLaborCivilEnvironmentalRisksAndJudicialDepositsLineItems [Line Items]
Legal matters with possible risk of loss		487,124	468,776
Action related to power supply payment's charge - light [member]
ProvisionForTaxSocialSecurityLaborCivilEnvironmentalRisksAndJudicialDepositsLineItems [Line Items]
Legal matters with possible risk of loss		288,390	253,569
Indemnity action due to the supply contract termination - Indumill [member]
ProvisionForTaxSocialSecurityLaborCivilEnvironmentalRisksAndJudicialDepositsLineItems [Line Items]
Legal matters with possible risk of loss		237,795	215,281
Enforcement action applied by brazilian antitrust authorities (CADE) [member]
ProvisionForTaxSocialSecurityLaborCivilEnvironmentalRisksAndJudicialDepositsLineItems [Line Items]
Legal matters with possible risk of loss		95,833	93,212
Other civil lawsuits [member]
ProvisionForTaxSocialSecurityLaborCivilEnvironmentalRisksAndJudicialDepositsLineItems [Line Items]
Legal matters with possible risk of loss		777,850	764,127
Labor and social security lawsuits [member]
ProvisionForTaxSocialSecurityLaborCivilEnvironmentalRisksAndJudicialDepositsLineItems [Line Items]
Legal matters with possible risk of loss		1,506,626	1,565,237
Assessment notice and imposition of fine (AIIM) - charge of IRRF-RFB - business combination (year 2015) between namisa, congonhas minerios (current CSN mineracao) and consortium [member]
ProvisionForTaxSocialSecurityLaborCivilEnvironmentalRisksAndJudicialDepositsLineItems [Line Items]
Legal matters with possible risk of loss		862,324
Assessment notice and imposition of fine (AIIM) - RFB - disallowance of credits PIS/COFINS of inputs and freight [member]
ProvisionForTaxSocialSecurityLaborCivilEnvironmentalRisksAndJudicialDepositsLineItems [Line Items]
Legal matters with possible risk of loss		1,082,517
Other environmental lawsuits [member]
ProvisionForTaxSocialSecurityLaborCivilEnvironmentalRisksAndJudicialDepositsLineItems [Line Items]
Legal matters with possible risk of loss		257,965	215,691
Civil public action - districts / school / nursery relocation-CdP dam [member]
ProvisionForTaxSocialSecurityLaborCivilEnvironmentalRisksAndJudicialDepositsLineItems [Line Items]
Legal matters with possible risk of loss	[1]	12,207	20,000
Tax foreclosures - fine - volta redonda iv [member]
ProvisionForTaxSocialSecurityLaborCivilEnvironmentalRisksAndJudicialDepositsLineItems [Line Items]
Legal matters with possible risk of loss	[2]	94,304	84,599
ACP landfill marcia [member]
ProvisionForTaxSocialSecurityLaborCivilEnvironmentalRisksAndJudicialDepositsLineItems [Line Items]
Legal matters with possible risk of loss	[3]	306,389
Assessment notice and imposition of fine (AIIM) - SEFAZ/RJ - ICMS on purchases of intermediate products [member]
ProvisionForTaxSocialSecurityLaborCivilEnvironmentalRisksAndJudicialDepositsLineItems [Line Items]
Legal matters with possible risk of loss	[4]	R$ 498,002

[1]	In May 2019, the State Prosecutor's Office of the State of Minas Gerais filed an ACP order to compel CSN Mineracao SA to adopt mitigating measures regarding the psychological risks and losses allegedly generated by the Casa de Pedra Dam, reallocating residents, who so wish, with rents and social assistance, as well as relocating children who attended a new daycare and school that were closed, rebuilding new daycare and school in a safe place. In a preliminary injunction, the 1st Instance Magistrate ordered the blocking of three million reais for the construction of the day care center and school, a decision suspended by the 2nd Instance Court. The State Public Prosecutor of the State of Minas Gerais also pleaded for the payment of moral damages collective actions, as well as for the permanent reallocation of people, at the expense of CSN Mineracao SA The lawsuit is in its initial phase and there is still no judicial sentence related to the case.
[2]	On April 8, 2013, INEA applied a fine of R$35 million to CSN in relation to aspects involving the Volta Grande IV condominium, determining that the actions already considered and discussed in the public civil action filed in July 2012. In relation to the application of this fine, an annulment action was filed, distributed, in January 2014, to the 10th Civil Court of the State of Rio de Janeiro, aiming at the annulment of the fine and its effects. In parallel, INEA filed a tax enforcement action, with an adjusted amount of R$42 million, in order to enforce the amount of the fine imposed. The Tax Foreclosure action mentioned was distributed in May 2014 to the 4th Registry of Active Debt of Volta Redonda, in the State of Rio de Janeiro. Currently, these actions are suspended until the conclusion of the investigation to be carried out in the Environmental Public Civil Action of the Condominium Volta Grande IV, whose merit discusses possible contamination of the site.
[3]	This is an Environmental Public Civil Action, proposed by the MPF, with a claim for indemnity for collective moral damages and material damages, for allegedly irregular deposit of steel residues, in addition to being set aside for non-compliance with the injunction.
[4]	Infraction Notice (AIIM) drawn up by SEFAZ / RJ for ICMS and Fine requirement for the alleged improper use of ICMS credit for the period 2015 to 2020 resulting from the acquisition of intermediate products used in the UPV (refractories, belts, cylinders, chemical agents, etc.), which were classified by the Inspection as of use / consumption and without the right to credit.